                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21749

                              CRM Mutual Fund Trust
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19808
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                         2711 Centerville Road Suite 400
                              Wilmington, DE 19808
                     (Name and address of agent for service)

                                    Copy to:
                               Thomas John Holton
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

        Registrant's telephone number, including area code: 212-326-5336

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                    MARKET
  SHARES                                                             VALUE
----------                                                       ------------
COMMON STOCK (97.3%)
AEROSPACE (2.2%)
   224,287   DRS Technologies, Inc.* (a)                         $ 12,306,628
   432,500   K&F Industries Holdings, Inc.*                         7,179,500
                                                                 ------------
                                                                   19,486,128
                                                                 ------------
BANKS (1.0%)
   739,100   Centennial Bank Holdings, Inc.*                        8,647,470
                                                                 ------------
BUSINESS SERVICES (2.1%)
   914,000   Korn/Ferry International*                             18,636,460
                                                                 ------------
COMPUTER SERVICES (5.0%)
   288,300   Avid Technology, Inc.*                                12,529,518
 1,008,689   Insight Enterprises, Inc.*                            22,201,245
   274,247   Transaction Systems Architects, Inc.*                  8,559,249
                                                                 ------------
                                                                   43,290,012
                                                                 ------------
COMPUTER SERVICES & SOFTWARE (1.6%)
   791,200   Stellent Inc.*                                         9,383,632
   389,000   Unica Corp.*                                           4,508,510
                                                                 ------------
                                                                   13,892,142
                                                                 ------------
CONSUMER PRODUCTS (2.1%)
 1,756,250   Playtex Products, Inc.**                              18,387,938
                                                                 ------------
ELECTRIC, GAS, WATER, & UTILITIES (4.6%)
   283,123   AGL Resources, Inc.                                   10,206,584
   437,364   El Paso Electric Co.*                                  8,327,411
   871,371   Southern Union Co.*                                   21,636,142
                                                                 ------------
                                                                   40,170,137
                                                                 ------------
ENTERTAINMENT & LEISURE (1.4%)
   730,900   Callaway Golf Co. (a)                                 12,571,480
                                                                 ------------
FINANCE & INSURANCE (11.6%)
Financial Services (1.8%)
   239,100   Stifel Financial Corp.*                               10,441,497
   258,300   W.P. Stewart & Co Ltd                                  5,444,964
                                                                 ------------
                                                                   15,886,461
                                                                 ------------

Insurance Carriers (1.6%)
   956,050   American Equity Investment Life Holdings Co.* (a)     13,709,757
                                                                 ------------
Savings, Credit, & Other Financial Institutions (8.2%)
   246,509   Americanwest Bancorporation*                           6,525,093
   204,089   Capital Corp of the West*                              7,494,148
   232,513   Cullen/Frost Bankers, Inc.                            12,497,574
   205,250   CVB Financial Corp.*                                   3,509,775
   140,102   Glacier Bancorp, Inc.                                  4,350,167
   481,400   Placer Sierra Bancshares*                             13,743,970
   390,031   The Bancorp, Inc.*                                     9,575,261
   523,000   The South Financial Group, Inc. (a)                   13,676,450
                                                                 ------------
                                                                   71,372,438
                                                                 ------------
                                                                  100,968,656
                                                                 ------------
HEALTHCARE (3.2%)
Health Care Providers & Service (0.8%)
   620,100   Five Star Quality Care, Inc.*                          6,752,889
                                                                 ------------
Healthcare - Services (1.7%)
   637,861   Apria Healthcare Group, Inc.*                         14,658,046
                                                                 ------------
Healthcare - Supplies (0.7%)
   143,250   Edwards Lifesciences Corp.*                            6,231,375
                                                                 ------------
                                                                   27,642,310
                                                                 ------------
INDUSTRIAL PRODUCTS (1.5%)
   597,800   Hexel Corp.* (a)                                      13,133,666
                                                                 ------------
MANUFACTURING (24.9%)
Auto Parts & Equipment (1.8%)
   716,293   Tenneco Automotive, Inc.*                             15,536,395
                                                                 ------------
Building - Residential/commercial (1.7%)
   730,600   Technical Olympic USA, Inc.*                          14,867,710
                                                                 ------------
Chemical & Allied Products (3.5%)
   285,615   Airgas, Inc.                                          11,164,690
   758,159   Compass Minerals International, Inc.                  18,946,393
                                                                 ------------
                                                                   30,111,083
                                                                 ------------
Containers & Packaging (2.4%)
   306,237   Greif, Inc. - Class A                                 20,952,736
                                                                 ------------
Diversified Manufacturing Industries (0.0%)
    47,279   Mascotech, Inc. Escrow*                                        0
                                                                 ------------
Food & Beverage (1.3%)
   292,178   Ralcorp Holdings, Inc.*                               11,117,373
                                                                 ------------
Furniture (1.3%)
   549,600   Knoll, Inc.*                                          11,717,472
                                                                 ------------
Machinery & Heavy Equipment (1.0%)
   107,093   Terex Corp.*                                           8,486,049
                                                                 ------------

Misc. Electrical Machinery, Equipment, & Supplies (2.9%)
   605,131   Regal Beloit Corp.*                                   25,578,887
                                                                 ------------
Misc. Industrial Machinery & Equipment (5.1%)
   349,530   Briggs & Stratton Corp. (a)                           12,362,876
   805,994   Kaydon Corp. (a)                                      32,529,918
                                                                 ------------
                                                                   44,892,794
                                                                 ------------
Misc. Manufacturing Industries (1.0%)
   163,400   Oxford Industries, Inc.                                8,354,642
                                                                 ------------
Semiconductors (1.4%)
   835,700   Integrated Device Technology, Inc.*                   12,418,502
                                                                 ------------
Telecommunications Equipment (1.5%)
 1,019,767   Journal Communications, Inc. - Class A                12,645,111
                                                                 ------------
                                                                  216,678,754
                                                                 ------------
OIL & GAS (4.1%)
   402,030   Pride International, Inc.*                            12,535,295
   862,045   Range Resources Corp.*                                23,542,449
                                                                 ------------
                                                                   36,077,744
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS (3.8%)
 1,501,405   Highland Hospitality Corp.*                           19,082,858
   968,500   Omega Healthcare Investors, Inc.*                     13,578,370
                                                                 ------------
                                                                   32,661,228
                                                                 ------------
SERVICES (6.6%)
Business Services (2.4%)
   483,015   G & K Services, Inc.                                  20,547,458
                                                                 ------------
Educational Services (1.6%)
   979,402   Corinthian Colleges, Inc.* (a)                        14,103,389
                                                                 ------------
Engineering & R/d Services (1.1%)
   235,868   URS Corp.*                                             9,493,687
                                                                 ------------
Sanitary Services (1.5%)
   927,160   Casella Waste Systems, Inc.*                          13,174,944
                                                                 ------------
                                                                   57,319,478
                                                                 ------------
TECHNOLOGY (4.0%)
 1,523,200   Lionbridge Technologies, Inc.**                       12,048,512
 4,311,250   SkillSoft PLC, ADR*                                   22,590,950
                                                                 ------------
                                                                   34,639,462
                                                                 ------------
TRANSPORTATION (3.0%)
Marine (1.6%)
   195,510   Kirby Corp.* (a)                                      13,316,186
                                                                 ------------

Railroads (1.4%)
 1,182,105   RailAmerica, Inc.*                                    12,601,239
                                                                 ------------
                                                                   25,917,425
                                                                 ------------
WHOLESALE & RETAIL TRADE (14.6%)
Retail - Automobiles (1.4%)
   277,383   United Auto Group, Inc. (a)                           11,927,469
                                                                 ------------
Retail Apparel & Accessory Stores (2.9%)
   222,115   AnnTaylor Stores Corp.*                                8,171,611
   490,882   Too, Inc.*                                            16,861,797
                                                                 ------------
                                                                   25,033,408
                                                                 ------------
Retail Building Materials (1.8%)
   637,154   Interline Brands, Inc.*                               16,075,395
                                                                 ------------
Retail Eating & Drinking Places (2.0%)
   536,176   Ruby Tuesday, Inc. (a)                                17,200,526
                                                                 ------------
Specialty Retail Stores (2.6%)
   661,900   School Specialty, Inc.*                               22,835,549
                                                                 ------------
Wholesale Miscellaneous (3.9%)
   552,600   Aviall, Inc.* (a)                                     21,043,008
   206,300   ScanSource, Inc.*                                     12,462,583
                                                                 ------------
                                                                   33,505,591
                                                                 ------------
                                                                  126,577,938
                                                                 ------------
TOTAL COMMON STOCK
   (COST $687,159,469)                                            846,698,428
                                                                 ------------
SHORT-TERM INVESTMENTS (2.7%)
11,599,721   BlackRock Liquidity Funds TempCash Portfolio -
                Institutional Series                               11,599,721
11,599,720   BlackRock Liquidity Funds TempFund Portfolio -
                Institutional Series                               11,599,720
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $23,199,441)                                              23,199,441
                                                                 ------------
TOTAL INVESTMENTS (100.0%)
   (COST $710,358,910)                                           $869,897,869(1)
                                                                 ============

PAR/SHARES
----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
FLOATING RATE CERTIFICATE OF DEPOSIT
 2,271,382   Banco Santander, 4.695%, 6/13/06                          2,271,382
                                                                     -----------
FLOATING RATE NOTES
 6,143,196   Sedna Finance Corp., 4.788%, 4/25/06                      6,143,196
                                                                     -----------
INSTITUTIONAL MONEY MARKET TRUST
62,263,216   BlackRock Institutional Money Market Trust,
             3.821%, 04/03/06                                         62,363,216
                                                                     -----------
MASTER NOTES

 6,882,328   Merrill Lynch, 4.975%, 04/03/06                           6,882,328
                                                                     -----------
TIME DEPOSIT
 2,373,217   Bank of Montreal, 4.830%, 04/03/06                        2,373,217
 2,373,217   Barclays Bank, 4.850%, 04/03/06                           2,373,217
 2,373,217   CIBC Bank, 4.812%, 04/03/06                               2,373,217
 5,221,077   Dexia Bank, 4.830%, 04/03/06                              5,221,077
 7,707,124   Regions Bank, 4.830%, 04/03/06                            7,707,124
                                                                     -----------
Total Time Deposit                                                    20,047,852
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
   (COST $97,707,974)(2)                                             $97,707,974
                                                                     -----------

----------
ADR  American Depository Receipt

*    Non-income producing security

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $711,903,243. At March 31, 2006, net unrealized appreciation was $157,994,626. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $168,427,451, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $10,432,825.

(1) At March 31, 2006, the market value of securities on loan for the Small Cap Value Series was $94,170,284.

(2) The investments held as collateral on loaned securities represented 11.28% of the net assets of the Small Cap Value Fund.

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                VALUE
---------                                                            -----------
COMMON STOCK (95.5%)
AEROSPACE & DEFENSE (8.4%)
   35,300   Esterline Technologies Corp.                             $ 1,509,075
   46,700   Goodrich Corp. (a)                                         2,036,587
   47,100   Moog, Inc. - Class A*                                      1,671,579
                                                                     -----------
                                                                       5,217,241
                                                                     -----------
COMPUTER SERVICES (7.3%)
   54,000   Activision, Inc.* (a)                                        744,660
   20,000   Avid Technology, Inc.*                                       869,200
   24,400   CACI International, Inc.* (a)                              1,604,300
   82,340   Parametric Technology Corp.*                               1,344,612
                                                                     -----------
                                                                       4,562,772
                                                                     -----------
CONSUMER PRODUCTS (1.5%)
   24,500   Chattem, Inc.*                                               922,425
                                                                     -----------
ELECTRIC, GAS, WATER, & UTILITIES (6.8%)
   16,900   AGL Resources, Inc.                                          609,245
   78,800   CMS Energy Corp.* (a)                                      1,020,460
   51,000   Northeast Utilities (a)                                      996,030
   64,180   Southern Union Co.*                                        1,593,589
                                                                     -----------
                                                                       4,219,324
                                                                     -----------
ENTERTAINMENT & LEISURE (0.5%)
   26,100   K2, Inc.*                                                    327,555
                                                                     -----------
FINANCE & INSURANCE (12.6%)
Asset Management (0.7%)
    9,500   Nuveen Investments - Class A                                 457,425
                                                                     -----------
Commercial Banks (3.0%)
   27,200   Associated Banc-Corp.                                        924,256
   19,500   Webster Financial Corp.                                      944,970
                                                                     -----------
                                                                       1,869,226
                                                                     -----------
Insurance Carriers (4.6%)
   10,400   Ambac Financial Group, Inc.                                  827,840
   15,400   MBIA, Inc. (a)                                               926,002
   23,000   Protective Life Corp.                                      1,144,020
                                                                     -----------
                                                                       2,897,862
                                                                     -----------

Savings, Credit, & Other Financial Institutions (2.8%)
    4,500   Affiliated Managers Group, Inc.* (a)                         479,745
   12,050   Brookfield Asset Management, Inc. - Class - A                663,473
   18,500   People's Bank                                                605,875
                                                                     -----------
                                                                       1,749,093
                                                                     -----------
Security & Commodity Brokers, Dealers, & Services (1.5%)
   33,900   E*TRADE Financial Corp.* (a)                                 914,622
                                                                     -----------
                                                                       7,888,228
                                                                     -----------
HEALTHCARE (10.1%)
Healthcare - Supplies (7.6%)
   37,400   C.R. Bard, Inc.                                            2,536,094
   21,100   Dade Behring Holdings, Inc.                                  753,481
   10,600   Edwards Lifesciences Corp.*                                  461,100
   12,900   Millipore Corp.                                              942,474
                                                                     -----------
                                                                       4,693,149
                                                                     -----------
Pharmaceuticals (2.5%)
   30,300   Endo Pharmaceuticals Holdings, Inc.*                         994,143
   12,400   Kos Pharmaceuticals, Inc.*                                   592,348
                                                                     -----------
                                                                       1,586,491
                                                                     -----------
                                                                       6,279,640
                                                                     -----------
MANUFACTURING (30.6%)
Biotechnology (1.6%)
   50,900   Cambrex Corp.                                                994,586
                                                                     -----------
Building Materials & Components (2.3%)
   23,800   NCI Building Systems, Inc.*                                1,422,526
                                                                     -----------
Chemical & Allied Products (7.1%)
   20,500   Airgas, Inc.                                                 801,345
   21,900   Cytec Industries, Inc.                                     1,314,219
   18,300   FMC Corp.*                                                 1,134,234
   47,800   Rockwood Holdings, Inc.*                                   1,100,356
                                                                     -----------
                                                                       4,350,154
                                                                     -----------
Diversified Manufacturing Industries (2.4%)
   18,150   Carlisle Cos., Inc. (a)                                    1,484,670
    3,000   Mascotech, Inc. Escrow*                                            0
                                                                     -----------
                                                                       1,484,670
                                                                     -----------
Electronic Components & Equipment (4.0%)
   17,600   Amphenol Corp. - Class A (a)                                 918,368
   38,500   NCR Corp.*                                                 1,608,915
                                                                     -----------
                                                                       2,527,283
                                                                     -----------
Food & Beverage (2.2%)
   18,800   McCormick & Co., Inc. (a)                                    636,568

   19,500   Ralcorp Holdings, Inc.*                                      741,975
                                                                     -----------
                                                                       1,378,543
                                                                     -----------
Misc. Industrial Machinery & Equipment (2.5%)
   23,400   Acco Brands Corp.*                                           519,480
   25,700   Kaydon Corp. (a)                                           1,037,252
                                                                     -----------
                                                                       1,556,732
                                                                     -----------
Precision Instruments & Medical Supplies (1.9%)
   50,800   PerkinElmer, Inc.                                          1,192,276
                                                                     -----------
Semiconductors (4.5%)
   78,500   Brooks Automation, Inc.*                                   1,117,840
   50,000   Integrated Device Technology, Inc.*                          743,000
   82,900   LSI Logic Corp.* (a)                                         958,324
                                                                     -----------
                                                                       2,819,164
                                                                     -----------
Telecommunications Equipment (2.1%)
   93,200   Avaya, Inc.* (a)                                           1,053,160
   11,600   Comverse Technology, Inc.*                                   272,948
                                                                     -----------
                                                                       1,326,108
                                                                     -----------
                                                                      19,052,042
                                                                     -----------
METALS & MINING (1.0%)
   63,300   International Coal Group, Inc.*                              616,542
                                                                     -----------
OIL & GAS (5.1%)
   26,800   Pride International, Inc.* (a)                               835,624
   33,800   Questar Corp.                                              2,367,690
                                                                     -----------
                                                                       3,203,314
                                                                     -----------
REAL ESTATE (1.5%)
   15,300   The Saint Joe Co.                                            961,452
                                                                     -----------
SERVICES (2.5%)
Business Services (1.5%)
   16,400   Manpower, Inc.                                               937,752
                                                                     -----------
Engineering & R/D Services (1.0%)
   16,100   URS Corp.*                                                   648,025
                                                                     -----------
                                                                       1,585,777
                                                                     -----------
TRANSPORTATION (1.6%)
Railroads (1.6%)
   16,700   CSX Corp. (a)                                                998,660
                                                                     -----------
WHOLESALE & RETAIL TRADE (6.0%)
Retail - Automobiles (1.3%)
   19,200   United Auto Group, Inc. (a)                                  825,600
                                                                     -----------

Retail Apparel & Accessory Stores (1.0%)
   16,200   AnnTaylor Stores Corp.*                                      595,998
                                                                     -----------
Retail Eating & Drinking Places (1.7%)
   32,800   Ruby Tuesday, Inc. (a)                                     1,052,224
                                                                     -----------
Specialty Retail Stores (2.0%)
    1,400   Claire's Stores, Inc.                                         50,834
   45,100   Dollar Tree Stores, Inc.* (a)                              1,247,917
                                                                     -----------
                                                                       1,298,751
                                                                     -----------
                                                                       3,772,573
                                                                     -----------
TOTAL COMMON STOCK
   (COST $52,181,587)                                                 59,607,545
                                                                     -----------
SHORT-TERM INVESTMENTS (3.5%)
1,091,212   BlackRock Liquidity Funds TempCash Portfolio -
               Institutional Series                                    1,091,212
1,091,212   BlackRock Liquidity Funds TempFund Portfolio -
               Institutional Series                                    1,091,212
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $2,182,424)                                                   2,182,424
                                                                     -----------

    PAR
-----------
U.S. TREASURY OBLIGATIONS (1.0%)
$   150,000   U.S. Treasury Bills, 4.38%, 04/06/06 (a)            $   149,909
    150,000   U.S. Treasury Bills, 4.40%, 04/13/06 (a)                149,780
    100,000   U.S. Treasury Bills, 4.60%, 04/20/06                    149,636
    150,000   U.S. Treasury Bills, 4.63%, 04/27/06                     99,666
    100,000   U.S. Treasury Bills, 4.50%, 06/08/06                     99,181
                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $648,143)                                                    648,172
                                                                  -----------
TOTAL INVESTMENTS (100.0%)
   (COST $55,012,154)                                             $62,438,141(1)
                                                                  ===========

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
FLOATING RATE CERTIFICATE OF DEPOSIT
    316,991   Banco Santander, 4.695%, 04/13/06                   $   512,209
                                                                  -----------
INSTITUTIONAL MONEY MARKET TRUST
 13,694,246   BlackRock Institutional Money Market Trust,
                 4.797%, 04/03/06                                  13,694,246
                                                                  -----------
MASTER NOTE
  1,160,184   Merrill Lynch & Co., Inc., 4.975%, 04/03/06           1,160,184
                                                                  -----------
TIME DEPOSIT
    400,063   Bank of Montreal, 4.830%, 04/03/06                      400,063
    400,063   Barclays Bank, 4.850%, 04/03/06                         400,063
    400,063   CIBC Bank, 4.812%, 04/03/06                             400,063
    880,139   DEXIA Bank, 4.830%, 04/03/06                            880,139
  1,225,983   Regions Bank, 4.830%, 04/03/06                        1,225,983
                                                                  -----------
                                                                    3,306,311
                                                                  -----------

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
   LOANED SECURITIES
   (COST $18,672,950)(2)                                          $18,672,950
                                                                  -----------

----------
ADR  American Depository Receipt.

*    Non-incoming producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $55,123,854. At March 31, 2006 net unrealized appreciation was $7,314,286. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,730,580 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $416,294.

(1) At March 31, 2006, the market value of securities on loan for the Small/Mid Cap Value Fund was $17,975,707.

(2) The investments held as collateral on loaned securities represented 29.9% of the net assets of the Small/Mid Cap Value Fund.

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
COMMON STOCK (92.9%)
AEROSPACE & DEFENSE (3.1%)
 1,982,100   Goodrich Corp.                                       $   86,439,381
                                                                  --------------
AGRICULTURE (0.5%)
   391,800   Archer Daniels Midland Co.                               13,184,070
                                                                  --------------
COMMUNICATION & BROADCASTING (0.8%)
   524,600   Scripps, (E.W.) Co. - Class A                            23,454,866
                                                                  --------------
COMPUTER SERVICES (1.2%)
 2,413,700   Activision, Inc.*                                        33,284,923
                                                                  --------------
CONSUMER PRODUCTS (2.0%)
   670,700   Fortune Brands, Inc.                                     54,078,541
                                                                  --------------
ELECTRIC, GAS, WATER, & UTILITIES (9.2%)
 1,108,900   AGL Resources, Inc.                                      39,975,845
 3,433,000   CMS Energy Corp.* (a)                                    44,457,350
   760,300   FirstEnergy Corp. (a)                                    37,178,670
 2,194,600   Northeast Utilities (a)                                  42,860,538
 1,261,600   PPL Corp. (a)                                            37,091,040
   823,400   Public Service Enterprise Group, Inc.                    52,730,536
                                                                  --------------
                                                                     254,293,979
                                                                  --------------
ENTERTAINMENT & LEISURE (2.1%)
   730,400   Harrah's Entertainment, Inc.                             56,941,984
                                                                  --------------
FINANCE & INSURANCE (12.8%)
Asset Management (1.0%)
   564,400   Nuveen Investments - Class A                             27,175,860
                                                                  --------------
Commercial Banks (2.3%)
 1,454,800   Marshall & Ilsley Corp.                                  63,400,184
                                                                  --------------
Insurance Carriers (5.1%)
 1,022,600   Aon Corp.                                                42,448,126
 1,318,100   Genworth Financial, Inc.*                                44,064,083
   919,700   MBIA, Inc. (a)                                           55,301,561
                                                                  --------------
                                                                     141,813,770
                                                                  --------------
Savings, Credit, & Other Financial Institutions (1.8%)
   654,050   Brookfield Asset Management, Inc. - Class-A              36,011,993
    92,500   Regional Bank HOLDRs Trust (a)                           13,434,700
                                                                  --------------
                                                                      49,446,693
                                                                  --------------

Security & Commodity Brokers, Dealers, & Services (1.4%)
 1,480,800   E*TRADE Financial Corp.*                                 39,951,984
                                                                  --------------
State & National Banks (1.2%)
   561,100   State Street Corp. (a)                                   33,907,273
                                                                  --------------
                                                                     355,695,764
                                                                  --------------
HEALTHCARE (7.0%)
Healthcare - Supplies (5.4%)
 1,620,200   C.R. Bard, Inc.                                         109,865,762
   567,700   Millipore Corp.                                          41,476,162
                                                                  --------------
                                                                     151,341,924
                                                                  --------------
Pharmaceuticals (1.6%)
 1,314,800   Endo Pharmaceuticals Holdings, Inc.*                     43,138,588
                                                                  --------------
                                                                     194,480,512
                                                                  --------------
MANUFACTURING (31.1%)
Building Materials & Components (2.9%)
 1,873,100   American Standard Cos., Inc. (a)                         80,281,066
                                                                  --------------
Chemical & Allied Products (3.2%)
   747,000   Praxair, Inc.                                            41,197,050
 1,656,700   Syngenta AG - ADR                                        46,569,837
                                                                  --------------
                                                                      87,766,887
                                                                  --------------
Diversified Manufacturing Industries (3.3%)
   687,300   Carlisle Cos., Inc. (a)                                  56,221,140
   637,500   ITT Industries, Inc.                                     35,840,250
                                                                  --------------
                                                                      92,061,390
                                                                  --------------
Diversified-industrial Products (3.0%)
   896,400   Textron, Inc.                                            83,714,796
                                                                  --------------
Electronic Components & Equipment (4.81%)
   783,500   Amphenol Corp. - Class A                                 40,883,030
 2,211,200   NCR Corp.*                                               92,406,048
                                                                  --------------
                                                                     133,289,078
                                                                  --------------
Food & Beverage (3.3%)
   979,400   McCormick & Co., Inc. (a)                                33,162,484
 1,809,400   Sysco Corp.                                              57,991,270
                                                                  --------------
                                                                      91,153,754
                                                                  --------------
Glass & Plastic Packaging Products (1.9%)
 1,225,100   Ball Corp.* (a)                                          53,696,133
                                                                  --------------
Medical Equipment & Supplies (1.0%)

 1,198,600   Boston Scientific Corp.* (a)                             27,627,730
                                                                  --------------
Metal Products (1.6%)
   766,900   Precision Castparts Corp.                                45,553,860
                                                                  --------------
Precision Instruments & Medical Supplies (1.9%)
 2,191,300   PerkinElmer, Inc.                                        51,429,811
                                                                  --------------
Semiconductors (1.7%)
 4,103,600   LSI Logic Corp.* (a)                                     47,437,616
                                                                  --------------
Telecommunications Equipment (2.5%)
 5,020,000   Avaya, Inc.* (a)                                         56,726,000
   587,700   Comverse Technology, Inc.* (a)                           13,828,581
                                                                  --------------
                                                                      70,554,581
                                                                  --------------
                                                                     864,566,702
                                                                  --------------
OIL & GAS (5.5%)
   819,300   ONEOK, Inc.                                              26,422,425
 1,172,000   Questar Corp. (a)                                        82,098,600
 1,932,300   The Williams Companies, Inc.                             41,331,897
                                                                  --------------
                                                                     149,852,922
                                                                  --------------
SERVICES (5.9%)
Business Services (3.0%)
   707,200   Manpower, Inc.                                           40,437,696
   554,500   The Dun & Bradstreet Corp..*                             42,519,060
                                                                  --------------
                                                                      82,956,756
                                                                  --------------
Commercial Services (1.9%)
 1,162,000   Choicepoint,Inc*                                         51,999,500
                                                                  --------------
Telecommunications Services (1.0%)
   783,500   Amdocs, Ltd.*                                            28,253,010
                                                                  --------------
                                                                     163,209,266
                                                                  --------------
TECHNOLOGY (2.0%)
Distributors (1.99%)
 2,168,000   Avnet,  Inc.* (a)                                        55,023,840
                                                                  --------------
TRANSPORTATION (2.8%)
Railroads (2.8%)
   720,500   CSX Corp.                                                43,085,900
   627,500   Norfolk Southern Corp.                                   33,928,925
                                                                  --------------
                                                                      77,014,825
                                                                  --------------
WHOLESALE & RETAIL TRADE (6.9%)
Retail Department Stores (1.5%)
   554,500   Federated Department Stores, Inc.*                       40,478,500
                                                                  --------------

Retail Eating & Drinking Places (3.4%)
   976,100   Brinker International, Inc.                              41,240,225
 1,102,300   Yum! Brands, Inc.                                        53,858,378
                                                                  --------------
                                                                      95,098,603
                                                                  --------------
Specialty Retail Stores (2.0%)
 1,962,200   Dollar Tree Stores, Inc.* (a)                            54,294,074
                                                                  --------------
                                                                     189,871,177
                                                                  --------------
TOTAL COMMON STOCK
   (COST $2,273,443,755)                                           2,571,392,752
                                                                  --------------
EXCHANGE TRADED FUNDS (1.5%)
   106,300   ishares Dow Jones U.S. Financial Sector Index
                Fund* (a)                                             11,182,760
   149,600   iShares Russell Midcap Index Fund* (a)                   14,162,632
    97,700   Midcap SPDR Trust Series I* (a)                          14,151,845
    50,000   streetTRACKS KBW Bank ETF* (a)                            2,661,000
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $40,127,969)                                                 42,158,237
                                                                  --------------
SHORT-TERM INVESTMENTS (3.6%)
50,384,761   BlackRock Liquidity Funds TempCash Portfolio -
                Institutional Series                                  50,384,761
50,384,761   BlackRock Liquidity Funds TempFund Portfolio -
                Institutional Series                                  50,384,761
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $100,769,522)                                               100,769,522
                                                                  --------------

     PAR
------------
U.S. TREASURY OBLIGATIONS (2.0%)
$  2,000,000   U.S. Treasury Bills, 4.06%, 04/06/06 (a)        $    1,998,875
   8,000,000   U.S. Treasury Bills, 4.38%, 04/06/06 (a)             7,995,133
   2,500,000   U.S. Treasury Bills, 4.38%, 04/13/06 (a)             2,496,350
   7,500,000   U.S. Treasury Bills, 4.40%, 04/13/06 (a)             7,489,012
   3,000,000   U.S. Treasury Bills, 4.69%, 04/17/06                 2,994,534
   2,000,000   U.S. Treasury Bills, 4.28%, 04/20/06                 1,995,654
   8,000,000   U.S. Treasury Bills, 4.60%, 04/20/06                 7,980,578
   2,000,000   U.S. Treasury Bills, 4.35%, 04/27/06                 1,993,875
   8,000,000   U.S. Treasury Bills, 4.63%, 04/27/06                 7,973,249
   2,000,000   U.S. Treasury Bills, 4.34%, 05/11/06                 1,990,567
   2,000,000   U.S. Treasury Bills, 4.45%, 05/25/06                 1,987,056
   2,000,000   U.S. Treasury Bills, 4.53%, 06/08/06                 1,983,624
   2,000,000   U.S. Treasury Bills, 4.59%, 06/22/06                 1,980,164
   2,000,000   U.S. Treasury Bills, 4.53%, 07/27/06                 1,971,266
   2,000,000   U.S. Treasury Bills, 4.47%, 08/10/06                 1,967,520
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $54,794,384)                                              54,797,457
                                                               --------------
TOTAL INVESTMENTS (100.0%)
   (COST $2,469,135,630)                                       $2,769,117,968(1)
                                                               ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
FLOATING RATE CERTIFICATE OF DEPOSIT
  16,320,884   Banco Santander, 4.695%, 04/13/06                   16,320,884
                                                               --------------

FLOATING RATE NOTE
   1,174,473   Sedna Fin., 4.788%, 04/25/06                         1,174,473
                                                               --------------
INSTITUTIONAL MONEY MARKET TRUST
 203,093,477   BlackRock Institutional Money Market Trust,
                  4.797%, 04/03/06                                203,093,477
                                                               --------------
MASTER NOTE
  20,273,871   Merrill Lynch & Co., 4.975% 04/03/06                20,273,871
                                                               --------------
TIME DEPOSIT
   6,990,990   Bank of Montreal, 4.830% 04/03/06                    6,990,990
   6,990,990   Barclays Bank, 4.850% 04/03/06                       6,990,990
   6,990,990   CIBC Bank, 4.813% 04/03/06                           6,990,990
  15,380,178   Dexia Bank, 4.830% 04/03/06                         15,380,178
  21,756,115   Regions Bank, 4.830% 04/03/06                       21,756,115
                                                               --------------
                                                                   58,109,263
                                                               --------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
   (COST $298,971,968)(2)                                      $  298,971,968
                                                               --------------

----------
ADR  American Depository Receipt.

*    Non-incoming producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $2,472,466,481. At March 31, 2006 net unrealized appreciation was $296,651,487. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $309,965,870, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,314,383.

(1) At March 31, 2006, the market value of securities on loan for the Mid Cap Value Series was $287,851,761.

(2) The investments held as collateral on loaned securities represented 10.80% of the net assets of the Mid Cap Value Fund.

CRM MUTUAL FUND TRUST
MID LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

                                                                        MARKET
 SHARES                                                                  VALUE
--------                                                              ----------
COMMON STOCK (87.2%)
AEROSPACE & DEFENSE (3.8%)
   1,800   Honeywell International, Inc.                              $   76,986
   1,100   United Technologies Corp.                                      63,767
                                                                      ----------
                                                                         140,753
                                                                      ----------
BEVERAGES (1.6%)
   1,500   Cadbury Schweppes PLC ADR                                      60,000
                                                                      ----------
COMMUNICATION & BROADCASTING (1.6%)
   3,500   Time Warner, Inc.*                                             58,765
                                                                      ----------
COMPUTER SERVICES (7.5%)
     900   CACI International, Inc.*                                      59,175
   1,000   DST Systems, Inc.*                                             57,940
   5,500   Oracle Corp.*                                                  75,295
   5,200   Parametric Technology Corp.*                                   84,916
                                                                      ----------
                                                                         277,326
                                                                      ----------
COMPUTER SERVICES & SOFTWARE (1.5%)
   2,500   Cisco Systems, Inc.*                                           54,175
                                                                      ----------
CONSUMER DISCRETIONARY (1.5%)
Media (1.5%)
   1,400   Viacom, Inc. Class A*                                          54,264
                                                                      ----------
CONSUMER PRODUCTS (2.0%)
   1,300   Colgate-Palmolive Co.                                          74,230
                                                                      ----------
ELECTRIC, GAS, WATER, & UTILITIES (5.6%)
   3,900   CMS Energy Corp.*                                              50,505
   1,600   Exelon Corp.                                                   84,640
   2,900   Southern Union Co.*                                            72,007
                                                                      ----------
                                                                         207,152
                                                                      ----------
ENTERTAINMENT & LEISURE (3.3%)
     900   Harrah's Entertainment, Inc.                                   70,164
   1,900   The Walt Disney Co.                                            52,991
                                                                      ----------
                                                                         123,155
                                                                      ----------
FINANCE & INSURANCE (9.1%)
Financial Services (2.4%)
   1,000   American Express Co.                                           52,550

   2,000   Schwab, (Charles) Corp.                                        34,420
                                                                      ----------
                                                                          86,970
                                                                      ----------
Insurance Carriers (3.4%)
   1,500   Aon Corp.                                                      62,265
   2,000   Genworth Financial, Inc.                                       66,860
                                                                      ----------
                                                                         129,125
                                                                      ----------
Security & Commodity Brokers, Dealers, & Services (1.6%)
   2,200   E*TRADE Financial Corp.*                                       59,356
                                                                      ----------
State & National Banks (1.7%)
   1,700   Bank of New York Co., Inc.                                     61,268
                                                                      ----------
                                                                         336,719
                                                                      ----------
HEALTHCARE (9.5%)
Healthcare - Supplies (4.6%)
   2,200   C.R. Bard, Inc.                                               149,182
     500   Edwards Lifesciences Corp.*                                    21,750
                                                                      ----------
                                                                         170,932
                                                                      ----------
Pharmaceuticals (4.9%)
   1,600   Abbott Laboratories                                            67,952
   1,800   Endo Pharmaceuticals Holdings, Inc.                            59,058
   2,100   Pfizer, Inc.                                                   52,332
                                                                      ----------
                                                                         179,342
                                                                      ----------
                                                                         350,274
                                                                      ----------
MANUFACTURING (12.4%)
Building Materials & Components (1.4%)
   1,200   American Standard Cos., Inc.                                   51,432
                                                                      ----------
Chemical & Allied Products (1.3%)
     800   FMC Corp.*                                                     49,584
                                                                      ----------
Electronic Components & Equipment (3.4%)
   3,000   NCR Corp.*                                                    125,370
                                                                      ----------
Precision Instruments & Medical Supplies (1.5%)
   2,300   PerkinElmer, Inc.                                              53,981
                                                                      ----------
Semiconductors (1.7%)
   5,500   LSI Logic Corp.*                                               63,580
                                                                      ----------
Telecommunications Equipment (3.1%)
   5,600   Avaya, Inc.*                                                   63,280
  16,600   Lucent Technologies, Inc.*                                     50,630
                                                                      ----------
                                                                         113,910
                                                                      ----------
                                                                         457,857
                                                                      ----------

METALS & MINING (1.2%)
   4,700   International Coal Group, Inc.*                                45,778
                                                                      ----------
OIL & GAS (4.2%)
   1,400   Questar Corp.                                                  98,070
   2,600   The Williams Companies, Inc.                                   55,614
                                                                      ----------
                                                                         153,684
                                                                      ----------
RETAIL & MERCHANDISING (1.9%)
   1,500   Wal-Mart Stores, Inc.                                          70,860
                                                                      ----------
SERVICES (7.9%)
Business Services (4.8%)
   1,400   First Data Corp.                                               65,548
   1,300   G & K Services, Inc.                                           55,302
   1,000   Manpower, Inc.                                                 57,180
                                                                      ----------
                                                                         178,030
                                                                      ----------
Telecommunications Services (3.1%)
   1,000   Amdocs, Ltd.*                                                  36,060
   3,000   Sprint Corp.                                                   77,520
                                                                      ----------
                                                                         113,580
                                                                      ----------
                                                                         291,610
                                                                      ----------
TECHNOLOGY (1.4%)
Technology Distributors (1.4%)
   2,100   Avnet, Inc.*                                                   53,298
                                                                      ----------
WHOLESALE & RETAIL TRADE (11.2%)
Retail Apparel & Accessory Stores (2.2%)
   2,400   Too, Inc.*                                                     82,440
                                                                      ----------
Retail Department Stores (1.4%)
     700   Federated Department Stores, Inc.*                             51,100
                                                                      ----------
Retail Eating & Drinking Places (2.1%)
   1,600   Yum! Brands, Inc.                                              78,176
                                                                      ----------
Specialty Retail Stores (3.9%)
   2,900   CVS Corp.                                                      86,623
   1,600   School Specialty, Inc.*                                        55,200
                                                                      ----------
                                                                         141,823
                                                                      ----------
Wholesale Miscellaneous (1.6%)
   1,600   Aviall, Inc.*                                                  60,928
                                                                      ----------
                                                                         414,467
                                                                      ----------
TOTAL COMMON STOCK
   (COST $3,083,670)                                                   3,224,367
                                                                      ----------
SHORT-TERM INVESTMENTS (9.3%)
 172,080   BlackRock Liquidity Funds TempCash Portfolio -
              Institutional Series                                       172,080

 172,079   BlackRock Liquidity Funds TempFund Portfolio -
              Institutional Series                                       172,079
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $344,159)                                                       344,159
                                                                      ----------
EXCHANGE TRADED FUNDS (2.2%)
FINANCE & INSURANCE (2.2%)
   1,500   streetTRACKS KBW Bank ETF*
   (COST $78,945)                                                         79,830
                                                                      ----------

   PAR
--------
U.S. TREASURY OBLIGATIONS (1.3%)
$ 50,000   U S Treasury Bills, 4.60%, 04/20/06
   (COST $49,879)                                                         49,879
                                                                      ----------
TOTAL INVESTMENTS (100.0%)
   (COST $3,556,653)+                                                 $3,698,235
                                                                      ==========

----------
ADR  American Depository Receipt

*    Non-income producing security.

+ The cost for federal income tax purposes was $3,559,039. At March 31, 2006, net unrealized appreciation was $139,196. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $178,109 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $38,913.

CRM MUTUAL FUND TRUST
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                             VALUE
---------                                                         -----------
COMMON STOCK (96.6%)
AEROSPACE & DEFENSE (2.7%)
   15,506   Raytheon Co.                                          $   710,795
                                                                  -----------
COMPUTER SERVICES (6.0%)
   30,948   Microsoft Corp.                                           842,095
   52,537   Oracle Corp.*                                             719,232
                                                                  -----------
                                                                    1,561,327
                                                                  -----------
CONSUMER PRODUCTS (2.6%)
   12,022   Colgate-Palmolive Co.                                     686,456
                                                                  -----------
ELECTRIC, GAS, WATER, & UTILITIES (1.6%)
   14,588   PPL Corp. (a)                                             428,887
                                                                  -----------
ENTERTAINMENT & LEISURE (3.1%)
   29,267   The Walt Disney Co. (a)                                   816,257
                                                                  -----------
FINANCE & INSURANCE (20.7%)
Financial Services (8.2%)
   10,546   Citigroup, Inc.                                           498,088
   21,521   JP Morgan Chase & Co.                                     896,133
   24,951   U.S. Bancorp (a)                                          761,006
                                                                  -----------
                                                                    2,155,227
                                                                  -----------
Insurance Carriers (10.1%)
    8,569   Ambac Financial Group, Inc.                               682,092
   11,039   American International Group, Inc. (a)                    729,568
    5,407   Chubb Corp.                                               516,044
   12,930   Lincoln National Corp. (a)                                705,849
                                                                  -----------
                                                                    2,633,553
                                                                  -----------
Savings, Credit, & Other Financial Institutions (2.4%)
   14,611   Washington Mutual, Inc. (a)                               622,721
                                                                  -----------
                                                                    5,411,501
                                                                  -----------
HEALTHCARE (8.0%)
Pharmaceuticals (8.0%)
   15,500   Sanofi-Aventis - ADR* (a)                                 735,475
   31,500   Pfizer, Inc.                                              784,980
   13,738   Abbott Laboratories                                       583,453
                                                                  -----------
                                                                    2,103,908
                                                                  -----------

MANUFACTURING (18.6%)
Chemical & Allied Products (2.5%)
   16,400   Dow Chemical Co.                                          665,840
                                                                  -----------
Computers & Office Equipment (5.1%)
   25,800   Hewlett-Packard Co. (a)                                   848,820
    5,947   International Business Machines Corp.                     490,449
                                                                  -----------
                                                                    1,339,269
                                                                  -----------
Diversified Manufacturing Industries (4.3%)
    6,900   3M Company                                                522,261
   22,407   Tyco International Ltd. (a)                               602,300
                                                                  -----------
                                                                    1,124,561
                                                                  -----------
Misc. Electrical Machinery, Equipment, & Supplies (6.7%)
    9,500   Emerson Electric Co.                                      794,485
   26,714   General Electric Co.                                      929,113
                                                                  -----------
                                                                    1,723,598
                                                                  -----------
                                                                    4,853,268
                                                                  -----------
OIL & GAS (9.6%)
   12,076   ChevronTexaco Corp.                                       700,046
   15,500   Exxon Mobil Corp. (a)                                     943,330
   12,096   Halliburton Co.                                           883,250
                                                                  -----------
                                                                    2,526,626
                                                                  -----------
RETAIL & MERCHANDISING (3.3%)
   18,100   Wal-Mart Stores, Inc.                                     855,044
                                                                  -----------
SERVICES (8.9%)
Business Services (2.5%)
   14,589   Automatic Data Processing, Inc.                           666,426
                                                                  -----------
Telecommunications Services (6.4%)
   25,300   AT&T, Inc.* (a)                                           684,112
   28,368   BellSouth Corp.                                           982,951
                                                                  -----------
                                                                    1,667,063
                                                                  -----------
                                                                    2,333,489
                                                                  -----------
TRANSPORTATION (3.8%)
Railroads (3.8%)
   11,200   CSX Corp. (a)                                             669,760
    5,935   Norfolk Southern Corp. (a)                                320,905
                                                                  -----------
                                                                      990,665
                                                                  -----------

WHOLESALE & RETAIL TRADE (7.7%)
Retail Building Materials (2.5%)
   15,542   Home Depot, Inc. (a)                                      657,427
                                                                  -----------
Retail Department Stores (3.2%)
   15,501   Kohl's Corp.*                                             821,707
                                                                  -----------
Wholesale - Machinery Equipment (2.0%)
    7,113   W.W. Grainger, Inc. (a)                                   535,965
                                                                  -----------
                                                                    2,015,099
                                                                  -----------
TOTAL COMMON STOCK
   (COST $19,370,048)                                              25,293,322
                                                                  -----------
SHORT-TERM INVESTMENTS (3.4%)
SHORT-TERM INVESTMENTS (3.4%)
  448,870   BlackRock Liquidity Funds TempCash Portfolio -
            Institutional Series                                      448,870
  448,868   BlackRock Liquidity Funds TempFund Portfolio -
            Institutional Series                                      448,868
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $897,738)                                                    897,738
                                                                  -----------
TOTAL INVESTMENTS (100.0%)
   (COST $20,267,786)                                             $26,191,060(1)
                                                                  ===========
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
FLOATING RATE NOTE
  766,132   Greenwich Capital, 4.788%, 04/03/06                       766,132
  583,697   Sedna Fin., 4.788%, 04/25/06                              583,697
                                                                  -----------
                                                                    1,349,829
                                                                  -----------
FLOATING RATE COMMERCIAL PAPER
  594,463   Morgan Stanley, 4.935%, 04/03/06                          594,463
                                                                  -----------
INSTITUTIONAL MONEY MARKET TRUST
4,737,100   BlackRock Institutional Money Market Trust, 4.797%,
            04/03/06                                                4,737,100
                                                                  -----------
MASTER NOTE
  683,619   Merrill Lynch & Co., 4.975% 04/03/06                      683,619
                                                                  -----------
TIME DEPOSIT
  235,730   Bank of Montreal, 4.830% 04/03/06                         235,730
  235,730   Barclays Bank, 4.850% 04/03/06                            235,730
  235,730   CIBC Bank, 4.813% 04/03/06                                235,730
  518,606   Dexia Bank, 4.830% 04/03/06                               518,606
  815,365   Regions Bank, 4.830% 04/03/06                             815,365
                                                                  -----------
                                                                    2,041,161
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
   (COST $9,406,172)(2)                                           $ 9,406,172
                                                                  -----------

----------
ADR  American Depository Receipt

*    Non-income producing security

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $20,267,786. At March 31, 2006 net unrealized appreciation was $5,923,273. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,952,278, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $29,705.

(1) At March 31, 2005, the market value of securities on loan for the Large Cap Value Fund was $9,087,612

(2) The investments held as collateral on loaned securities represented 35.9% of the net assets of the Large Cap Value Fund.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust


By (Signature and Title)* /s/ Ronald H. McGlynn
                          ------------------------------------------
                          Ronald H. McGlynn, Chief Executive Officer
                          (principal executive officer)

Date: May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ronald H. McGlynn
                          ------------------------------------------
                          Ronald H. McGlynn, Chief Executive Officer
                          (principal executive officer)

Date: May 30, 2006



By (Signature and Title)* /s/ Carlos A. Leal
                          ------------------------------------------
                          Carlos A. Leal, Chief Financial Officer
                          (principal financial officer)

Date: May 30, 2006


* Print the name and title of each signing officer under his or her signature.